Document and Entity Information	12 Months Ended
Dec. 21, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 20, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Jun 13, 2013
Document Effective Date	Jun 13, 2013
Prospectus Date	Dec 21, 2012

Valued Advisers Trust
BRC Large Cap Focus Equity Fund
Supplement to the Prospectus
dated December 21, 2012
Supplement dated June 13, 2013
The Board of Trustees (“Board”) of the Valued Advisers Trust (the “Trust”) has approved a change to the Investment Advisory Agreement between the Trust and BRC Investment Management LLC, the Fund’s adviser (the “Adviser”), which will be effective June 12, 2013.
LOWER MANAGEMENT FEE
Effective June 12, 2013, the Adviser contractually has agreed to lower the Fund’s management fee from 0.75% to 0.47%. Additionally, effective April 1, 2013, the Adviser and the Trust agreed to amend the Fund’s expense limitation such that the total annual fund operating expenses of the Fund do not exceed 0.55%. Accordingly, the section of the Fund’s prospectus dated December 21, 2012 labeled “SUMMARY SECTION – Fees and Expenses of the Fund”, as previously supplemented, is hereby deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee	None	None
Fee for Redemptions Paid by Wire	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class Shares	Advisor Class Shares
Management Fees[1]	0.47%	0.47%
Distribution [and/or Service] (12b-1) Fees	None	0.25%
Other Expenses[2]	1.23%	1.23%
Fee Waiver/Expense Reimbursement[3]	(1.15)%	(1.15)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[3]	0.55%	0.80%

1.
Effective June 12, 2013, the Adviser has agreed to amend the Fund’s investment advisory agreement. Under the terms of the amended investment advisory agreement, the Fund’s management fee is lowered from 0.75% to 0.47%.

2.	Estimated for first year of operations.

3.
Effective April 1, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until February 29, 2016, so that Total Annual Fund Operating Expenses does not exceed 0.55%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to April 1, 2013, the expense cap was 0.84%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

* * * * * *

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Dec 21, 2012
Supplement [Text Block]	vat_SupplementTextBlock
Valued Advisers Trust
BRC Large Cap Focus Equity Fund
Supplement to the Prospectus
dated December 21, 2012
Supplement dated June 13, 2013
The Board of Trustees (“Board”) of the Valued Advisers Trust (the “Trust”) has approved a change to the Investment Advisory Agreement between the Trust and BRC Investment Management LLC, the Fund’s adviser (the “Adviser”), which will be effective June 12, 2013.
LOWER MANAGEMENT FEE
Effective June 12, 2013, the Adviser contractually has agreed to lower the Fund’s management fee from 0.75% to 0.47%. Additionally, effective April 1, 2013, the Adviser and the Trust agreed to amend the Fund’s expense limitation such that the total annual fund operating expenses of the Fund do not exceed 0.55%. Accordingly, the section of the Fund’s prospectus dated December 21, 2012 labeled “SUMMARY SECTION – Fees and Expenses of the Fund”, as previously supplemented, is hereby deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee	None	None
Fee for Redemptions Paid by Wire	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class Shares	Advisor Class Shares
Management Fees[1]	0.47%	0.47%
Distribution [and/or Service] (12b-1) Fees	None	0.25%
Other Expenses[2]	1.23%	1.23%
Fee Waiver/Expense Reimbursement[3]	(1.15)%	(1.15)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[3]	0.55%	0.80%

1.
Effective June 12, 2013, the Adviser has agreed to amend the Fund’s investment advisory agreement. Under the terms of the amended investment advisory agreement, the Fund’s management fee is lowered from 0.75% to 0.47%.

2.	Estimated for first year of operations.

3.
Effective April 1, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until February 29, 2016, so that Total Annual Fund Operating Expenses does not exceed 0.55%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to April 1, 2013, the expense cap was 0.84%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

* * * * * *

BRC Large Cap Focus Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock
Valued Advisers Trust
BRC Large Cap Focus Equity Fund
Supplement to the Prospectus
dated December 21, 2012
Supplement dated June 13, 2013
The Board of Trustees (“Board”) of the Valued Advisers Trust (the “Trust”) has approved a change to the Investment Advisory Agreement between the Trust and BRC Investment Management LLC, the Fund’s adviser (the “Adviser”), which will be effective June 12, 2013.
LOWER MANAGEMENT FEE
Effective June 12, 2013, the Adviser contractually has agreed to lower the Fund’s management fee from 0.75% to 0.47%. Additionally, effective April 1, 2013, the Adviser and the Trust agreed to amend the Fund’s expense limitation such that the total annual fund operating expenses of the Fund do not exceed 0.55%. Accordingly, the section of the Fund’s prospectus dated December 21, 2012 labeled “SUMMARY SECTION – Fees and Expenses of the Fund”, as previously supplemented, is hereby deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee	None	None
Fee for Redemptions Paid by Wire	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class Shares	Advisor Class Shares
Management Fees[1]	0.47%	0.47%
Distribution [and/or Service] (12b-1) Fees	None	0.25%
Other Expenses[2]	1.23%	1.23%
Fee Waiver/Expense Reimbursement[3]	(1.15)%	(1.15)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[3]	0.55%	0.80%

1.
Effective June 12, 2013, the Adviser has agreed to amend the Fund’s investment advisory agreement. Under the terms of the amended investment advisory agreement, the Fund’s management fee is lowered from 0.75% to 0.47%.

2.	Estimated for first year of operations.

3.
Effective April 1, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until February 29, 2016, so that Total Annual Fund Operating Expenses does not exceed 0.55%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to April 1, 2013, the expense cap was 0.84%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

* * * * * *

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for first year of operations.
BRC Large Cap Focus Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution [and/or Service] (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[3]
BRC Large Cap Focus Equity Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution [and/or Service] (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[3]

[1]	Effective June 12, 2013, the Adviser has agreed to amend the Fund's investment advisory agreement. Under the terms of the amended investment advisory agreement, the Fund's management fee is lowered from 0.75% to 0.47%.
[2]	Estimated for first year of operations.
[3]	Effective April 1, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until February 29, 2016, so that Total Annual Fund Operating Expenses does not exceed 0.55%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to April 1, 2013, the expense cap was 0.84%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Dec 21, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 13, 2013